Commitments and Contingencies (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Loss Contingency, Estimate [Abstract]
Payments for Legal Settlements	$ 0	$ 0
Pending Litigation [Member]
Loss Contingency, Estimate [Abstract]
Loss Contingency, Range of Possible Loss, Minimum	1,000,000
Loss Contingency, Range of Possible Loss, Maximum	$ 4,500,000